Description of Business and Segmented Disclosures - Schedule of Revenues by Product (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
U.S. Manufacturing
Retail	$ 12,698	$ 3,659	$ 32,425	$ 9,794	$ 13,220	$ 20,180	$ 20,843
Consolidated	12,698	3,659	32,425	9,794	13,220	20,180	20,843
Corporate and Eliminations
U.S. Manufacturing
Retail	(1,450)	(108)	(3,875)	(422)	(609)	(689)	(724)
Corporate and Eliminations	(1,450)	(108)	(3,875)	(422)
Consolidated	(1,450)	(108)	(3,875)	(422)	$ (609)	$ (689)	$ (724)
Upstream
Upstream
Crude Oil	5,140	2,333	13,368	5,971
Natural Gas	754	152	1,921	242
NGLs	625	17	2,125	270
Other	99	12	348	41
Canadian Manufacturing
Synthetic Crude Oil	5,140	2,333	13,368	5,971
Downstream | Canadian Manufacturing
Upstream
Crude Oil	492	0	1,289	0
Canadian Manufacturing
Synthetic Crude Oil	492	0	1,289	0
Diesel and Distillate	107	0	283	0
Asphalt	177	0	358	0
Other Products and Services	439	15	1,179	58
U.S. Manufacturing
Diesel and Distillate	107	0	283	0
Other Products	439	15	1,179	58
Downstream | U.S. Manufacturing
Canadian Manufacturing
Diesel and Distillate	1,719	347	4,497	1,211
Other Products and Services	1,062	249	2,147	641
U.S. Manufacturing
Gasoline	2,942	642	7,245	1,782
Diesel and Distillate	1,719	347	4,497	1,211
Other Products	1,062	249	2,147	641
Downstream | Retail
U.S. Manufacturing
Retail	592	0	1,540	0
Consolidated	$ 592	$ 0	$ 1,540	$ 0